LEASES (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Number	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Operating Leased Assets [Line Items]
Number of office locations | Number	3
Description of operating leases	Real property for three of the Bank’s office locations and certain equipment are leased under noncancelable operating leases expiring at various times through 2034. In most cases, the leases provide for one or more renewal options of five to ten years under the same or similar terms.
Maximum [Member]
Operating Leased Assets [Line Items]
Renewal term of lease	10 years
Minimum [Member]
Operating Leased Assets [Line Items]
Renewal term of lease	5 years
Equipment [Member]
Operating Leased Assets [Line Items]
Total rental expense	$ 30	$ 27	$ 18
Building [Member]
Operating Leased Assets [Line Items]
Total rental expense	$ 380	$ 304	$ 264